The Company and basis of presentation	3 Months Ended
Mar. 31, 2024
The Company and basis of presentation
The Company and basis of presentation

1.    The Company and basis of presentation

The Company

Fresenius Medical Care AG (FME AG or the Company) is a German stock corporation (Aktiengesellschaft — AG) registered with the commercial register of Hof (Saale) under HRB 6841, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe, Germany. The Company is the world’s leading provider of products and services for individuals with renal diseases, based on publicly reported revenue and number of patients treated. The Company provides dialysis and related services for individuals with renal diseases as well as other health care services. The Company also develops, manufactures and distributes a wide variety of health care products. The Company’s health care products include hemodialysis machines, peritoneal dialysis cyclers, dialyzers, peritoneal dialysis solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals, systems for water treatment and acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company’s other health care services include value and risk-based care programs, pharmacy services, vascular specialty services as well as ambulatory surgery center services, physician nephrology practice management and ambulant treatment services.

In these unaudited notes, “FME AG,” the “Company” or the “Group” refers to Fresenius Medical Care AG or Fresenius Medical Care AG and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA. “Management Board” refers to the members of the management board of the Company and “Supervisory Board” refers to the supervisory board of the Company. The term “Care Enablement” refers to the Company’s Care Enablement operating segment and the term “Care Delivery” refers to the Care Delivery operating segment. For further discussion of the Company’s operating and reportable segments, see note 12.

At an extraordinary general meeting (EGM) of the Company held on July 14, 2023, the shareholders of the Company approved a proposal to change of the legal form of the Company from a partnership limited by shares (Kommanditgesellschaft auf Aktien – KGaA) into an AG (the Conversion). Upon effectiveness of the Conversion, which occurred upon registration of the Conversion with the competent commercial register on November 30, 2023, the Company’s former general partner exited the Company, Fresenius SE ceased to control (as defined by IFRS 10, Consolidated Financial Statements) the Company and the Company ceased to be a member of the Fresenius SE consolidated group. Fresenius SE continues to have significant influence over the Company.

Basis of presentation

The consolidated financial statements and other financial information included in the Company’s quarterly reports furnished under cover of Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), the “IFRS® Accounting Standards”, using the euro as the Company’s reporting and functional currency.

The interim financial report is prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting, and contains condensed financial statements, in that it includes selected explanatory notes rather than all of the notes that would be required in a complete set of financial statements. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023 (the 2023 Form 20-F) in accordance with IAS 1, Presentation of Financial Statements.

The interim consolidated financial statements at March 31, 2024 and for the three months ended March 31, 2024 and 2023 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company’s 2023 Form 20-F. The preparation of interim consolidated financial statements in conformity with IFRS Accounting Standards requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such interim financial statements reflect all adjustments that, in the opinion of management, are necessary to provide a fair statement of the results of the periods presented. All such adjustments are of a normal recurring nature.

On February 21, 2024, one of the Company’s third-party service providers was subject to a cyber-attack leading to the shutdown of its systems. As this third party provides the Company with a range of financial clearinghouse services, the cyber-attack on its systems led to certain impacts in the Company’s consolidated financial statements as the Company was unable to apply cash received to its accounts receivable balances or raise claims with certain payors during the three months ended March 31, 2024. As a result, cash received, but not yet applied directly to customer accounts receivable in the amount of $240,505 (€222,463) was recorded as a contra-accounts receivable balance. Additionally, trade accounts and other receivables from unrelated parties increased by approximately $294,677 (€272,571) due to the aforementioned inability to raise claims. As this cyber-attack was pervasive within the health care industry, the U.S. Centers for Medicare & Medicaid Services (CMS) made certain advance payments to providers and suppliers experiencing claims disruptions related to the incident. The Company received $175,214 (€162,070) in advance payments which are recorded as contract liabilities within the line item “Current provisions and other current liabilities.” Additionally, the third-party service provider agreed to provide an interest-free advance payment of $56,907 (€52,638) to the Company which is required to be repaid shortly after payment processing recommenced. Accordingly, this payment is recorded as “Other current financial liabilities” on the consolidated balance sheet as of March 31, 2024. As a result of the increases in trade accounts receivable and the liabilities noted above, the incident resulted in a decrease in cash and cash equivalents of $62,841 (€58,127) as of March 31, 2024.

As noted in the Company’s 2023 Form 20-F within note 2 of the notes to the consolidated financial statements, significant judgments and sources of estimation are applied, particularly in relation to revenue recognition, trade accounts and other receivables from unrelated parties and expected credit losses. The Company updated inputs used to estimate explicit and implicit price concessions as of March 31, 2024. Changes to inputs related to the Company’s increases in cash received, but not yet applied directly to customer accounts receivable as well as accounts receivable aged three months or less resulting from the third-party clearinghouse service outage are based on the best information available to the Company and did not result in a material change in the Company’s estimate of explicit and implicit price concessions. In the case of the third-party service provider noted above, the Company has engaged alternative options for clearinghouses in the short-term.

The Company applies IAS 29, Financial Reporting in Hyperinflationary Economies (IAS 29), in its Lebanese and Turkish subsidiaries due to inflation in these countries. The table below details the date of initial application of IAS 29 and the specific inputs used to calculate the gain or loss on net monetary position on a country-specific basis for the three months ended March 31, 2024. The ongoing re-translation effects of hyperinflationary accounting and its impact on comparative amounts are recorded in other comprehensive income (loss) within the Company’s interim consolidated financial statements. The subsequent gains or losses on net monetary position are recorded in other operating income and other operating expense, respectively, within the Company’s consolidated statements of income and within other current and non-current assets within the Company’s consolidated statements of cash flows.

Inputs for the calculation of (gains) losses on net monetary positions

	Lebanon	Turkiye
Date of IAS 29 initial application	December 31, 2020	June 30, 2022
Consumer price index	Central Administration of Statistics	Turkish Statistical Institute
Index at March 31, 2024	6,321.2	2,137.5
Calendar year increase	6%	15%
(Gain) loss on net monetary position in € THOUS	2	882

The effective tax rate of 25.0% for the three months ended March 31, 2024, respectively (25.0% for the three months ended March 31, 2023), is recognized on the basis of the best estimate made for the weighted average annual income tax rate expected for the full year and applied to income before income taxes reported in the interim financial statements. Due to the size of the Company’s revenue, it is within the scope of the Organisation for Economic Co-operation and Development’s Inclusive Framework on Base Erosion Profit Shifting (BEPS) Global Anti-Base Erosion Model Rules (GloBE): Global Minimum Taxation (Pillar Two) legislation. The legislation was enacted in Germany on December 15, 2023, the jurisdiction in which the Company resides, and became effective on January 1, 2024. The Company applies the exception not to recognize or disclose deferred taxes in connection with Pillar Two income taxes. Income tax expenses related to Pillar Two income taxes are included within the income tax expense line item in the Company’s consolidated statements of profit or loss.

The results of operations for the three months ended March 31, 2024 are not necessarily indicative of the results of operations for the year ending December 31, 2024.

Goodwill as of March 31, 2024 was €14,675,530 (December 31, 2023: €14,650,008), thereof €12,571,036 (December 31, 2023: €12,573,423) in Care Delivery and €2,104,494 (December 31, 2023: €2,076,585) in Care Enablement.

In the first three months of 2024, the market capitalization of the Company decreased by 6% to €10,460,189 at March 31, 2024 (December 31, 2023: €11,137,975) and remains below total FME AG shareholders’ equity, which increased by 2% to €13,907,356 as of March 31, 2024 from €13,620,261 as of December 31, 2023.

Due to the carrying amount of net assets exceeding the Company’s market capitalization, a continued higher level of interest rates and ongoing uncertainties in the macroeconomic environment, the Company reviewed the impacts on the impairment test, which was performed as of December 31, 2023. Additionally, in 2023, a study on glucagon-like peptide 1 (GLP-1) receptor agonists, regarding its effectiveness in treating CKD experienced by diabetic patients was terminated early as a result of the study having met certain prespecified clinical endpoints. Although there is only limited available information currently, including high-level data published in 2024, the ability to delay CKD or ESRD progression and cardiovascular mortality improvements as a result of the use of these and other pharmaceuticals or treatment modalities could have an impact on our patient population in the future and was included as a consideration for our goodwill impairment test review. During the first quarter of 2024, the Company compared the carrying amounts of its group of CGUs, Care Delivery and Care Enablement, to the respective group of CGU’s value in use, using the free cash flows of the group of CGUs considered in the impairment test as of December 31, 2023, and updated its free cash flow projections using the results of the latest available assessments. Cash flow projections were updated to reflect the impacts of divestitures and the classification of certain entities as held for sale during the first quarter as disclosed in note 2 as well as the status of current initiatives, without considering any growth and improvement from initiatives related to the transformation of the Company’s operating structure and steps to achieve cost savings (FME25 Program) which have not yet commenced as of March 31, 2024.

The following table shows the key assumptions of value-in-use calculations, which are presented based upon the goodwill impairment tests performed as of March 31, 2024 and December 31, 2023.

Key assumptions

in %

	Care Delivery		Care Enablement
	March 31, 2024	December 31, 2023	March 31, 2024	December 31, 2023
Average revenue growth in ten year projection period	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit
Average operating income growth in ten year projection period	high-single-digit	high-single-digit	low-double-digit	low-double-digit
Residual value growth	1.00	1.00	1.00	1.00
Pre-tax WACC	10.78	10.53	9.07	8.41
After-tax WACC	8.32	8.09	7.34	6.54

For a detailed description of the impairment test procedure, see notes 1 g) and 2 a) of the consolidated financial statements contained in the 2023 Form 20-F. As of March 31, 2024, the impairment test procedure was performed on our operating segments (Care Delivery and Care Enablement). The assessment did not result in any indication of impairment as of March 31, 2024. Management continues to monitor the situation.

As of March 31, 2024, the recoverable amount of the Care Delivery group of CGUs exceeded the carrying amount by €4,918,691 (December 31, 2023: €4,740,257). For the Care Enablement group of CGUs, the recoverable amount exceeded the carrying amount by €3,454,949 (December 31, 2023: €3,285,391). The following table shows the reasonable amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount:

Sensitivity analysis(1)

Change in percentage points

	Care Delivery		Care Enablement
	March 31,	December 31,	March 31,	December
	2024	2023	2024	31, 2023
Pre-tax WACC	2.17	2.10	2.28	2.27
After-tax WACC	1.64	1.60	1.69	1.66
Residual value growth	(7.49)	(7.26)	(5.42)	(5.57)
Operating income margin of each projection year	(2.47)	(2.35)	(3.03)	(3.02)

(1)	The sensitivity analysis is based upon the goodwill impairment tests performed as of March 31, 2024 and December 31, 2023.

On May 7, 2024, the Management Board authorized the issuance of the Company’s interim consolidated financial statements (unaudited).

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its interim consolidated financial statements at and for the three months ended March 31, 2024 in conformity with IFRS Accounting Standards that have to be applied for the interim periods starting on or after January 1, 2024. In the three months ended March 31, 2024, there were no recently implemented accounting pronouncements that materially affect the business.

Recent accounting pronouncements not yet adopted

The IASB issued the following new standard which is relevant for the Company:

IFRS 18, Presentation and Disclosure in Financial Statements

On April 9, 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements (IFRS 18). IFRS 18 aims to improve how information is communicated in financial statements to give investors a more comparable basis to analyze companies’ performance. The standard introduces three sets of new requirements: new categories and subtotals in the consolidated statements of income, disclosure regarding management-defined performance measures and guidance related to the aggregation and disaggregation of certain information. The consolidated statements of income will be split into three newly defined categories (operating, investing and financing) and will include two newly defined subtotals (operating profit and profit before financing and income taxes). Management-defined performance measures are subtotals of income and expense used in public communication outside the financial statements and communicate management’s view of certain aspects of a company’s performance. Such measures are required to be described in a clear and understandable manner in a single note explaining how the measure is calculated, why it is useful, providing a reconciliation to the most directly comparable subtotal noted above, the income tax and non-controlling interest effect on each item and how the income tax effect was determined. Lastly, companies must disaggregate items if such information is material and avoid using the label “other” in financial statements. Certain additional details for depreciation and amortization, impairment and other expense classifications may be required. IFRS 18 is effective for fiscal periods commencing on or after January 1, 2027. Earlier adoption is permitted. The standard is expected to impact the Company’s presentation of items within the consolidated financial statements and its notes disclosures once implemented, though the standard is not expected to change how the Company recognizes or measures items in its consolidated financial statements.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.